Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 29, 2017
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Oct. 29, 2017
Document Effective Date	Oct. 01, 2017
Prospectus Date	Oct. 01, 2017
Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF | Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF
Prospectus:
Trading Symbol	CHGX